Basis of Condensed Consolidated Financial Statements - Adjustments Condensed Consolidated Statements of Equity (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	¥ 18,517,087
Net change during the period	344,351	¥ 888,927
Net income before attribution of noncontrolling interests	995,383	271,961
Balance at end of period	19,481,053	17,491,649
Capital surplus:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	4,635,892	4,902,155
Other—net	(5,569)	(468)
Balance at end of period	4,617,068	4,895,004
Unappropriated retained earnings:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	9,086,490	8,185,880
Net income before attribution of noncontrolling interests	1,059,221	233,873
Balance at end of period	9,905,302	8,241,034
Accumulated other comprehensive income, net of taxes:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	2,237,625	871,054
Net change during the period	243,252	820,817
Balance at end of period	2,480,877	1,691,871
Total Mitsubishi UFJ Financial Group shareholders’ equity
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at end of period	18,609,869	16,676,513
Noncontrolling interests:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	841,350	717,219
Other—net	78	(186)
Net change during the period	101,099	68,110
Initial subscriptions of noncontrolling interests	2,363	34,219
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders	13,992	(16,735)
Net income before attribution of noncontrolling interests	(63,838)	38,088
Dividends paid to noncontrolling interests	(22,788)	(17,357)
Balance at end of period	871,184	815,136
Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	18,477,213
Net change during the period		915,544
Net income before attribution of noncontrolling interests		268,458
Balance at end of period		17,457,394
Previously Reported | Capital surplus:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other—net		(467)
Balance at end of period		4,895,005
Previously Reported | Unappropriated retained earnings:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period		8,169,710
Net income before attribution of noncontrolling interests		230,781
Balance at end of period		8,221,772
Previously Reported | Accumulated other comprehensive income, net of taxes:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period		844,192
Net change during the period		840,815
Balance at end of period		1,685,007
Previously Reported | Total Mitsubishi UFJ Financial Group shareholders’ equity
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at end of period		16,650,388
Previously Reported | Noncontrolling interests:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period		702,821
Other—net		(231)
Net change during the period		74,729
Initial subscriptions of noncontrolling interests		34,317
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders		(16,734)
Net income before attribution of noncontrolling interests		37,677
Dividends paid to noncontrolling interests		(17,351)
Balance at end of period		807,006
Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	¥ 39,874
Net change during the period		(26,617)
Net income before attribution of noncontrolling interests		3,503
Balance at end of period		34,255
Adjustments | Capital surplus:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other—net		(1)
Balance at end of period		(1)
Adjustments | Unappropriated retained earnings:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period		16,170
Net income before attribution of noncontrolling interests		3,092
Balance at end of period		19,262
Adjustments | Accumulated other comprehensive income, net of taxes:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period		26,862
Net change during the period		(19,998)
Balance at end of period		6,864
Adjustments | Total Mitsubishi UFJ Financial Group shareholders’ equity
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at end of period		26,125
Adjustments | Noncontrolling interests:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period		14,398
Other—net		45
Net change during the period		(6,619)
Initial subscriptions of noncontrolling interests		(98)
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders		(1)
Net income before attribution of noncontrolling interests		411
Dividends paid to noncontrolling interests		(6)
Balance at end of period		¥ 8,130